Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	4,574,100	3,986,542	3,973,135	1,970,649	122,160,638	0
Balance at Dec. 31, 2020	$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	$ 1,366,486	$ (7,957)	$ (9,721)	$ 1,348,820
Net income	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	158,757	158,757
- Issuance of common stock (Notes 3 and 15) (in shares)	0	0	0	0	937,523	0
- Issuance of common stock (Notes 3 and 15)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	8,987	0	0	8,987
- Dividends – Common stock (Note 15)	0	0	0	0	0	0	0	0	(24,483)	(24,483)
- Dividends – Preferred stock (Note 15)	0	0	0	0	0	0	0	0	(15,534)	(15,534)
- Gain from common control transaction (Note 3)	0	0	0	0	0	0	86	0	0	86
- Other comprehensive income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(948)	0	(948)
Balance (in shares) at Jun. 30, 2021	4,574,100	3,986,542	3,973,135	1,970,649	123,098,161	0
Balance at Jun. 30, 2021	$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	1,370,800	(8,905)	109,019	1,475,685
Balance (in shares) at Dec. 31, 2020	4,574,100	3,986,542	3,973,135	1,970,649	122,160,638	0
Balance at Dec. 31, 2020	$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	1,366,486	(7,957)	(9,721)	$ 1,348,820
- Repurchase of common stock (Note 15) (in shares)										0
Balance (in shares) at Dec. 31, 2021	4,574,100	3,986,542	3,973,135	1,970,649	123,985,104	0
Balance at Dec. 31, 2021	$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	1,386,636	(2,231)	341,482	$ 1,725,899
Net income	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	245,024	245,024
- Issuance of common stock (Notes 3 and 15) (in shares)	0	0	0	0	1,994,848	0
- Issuance of common stock (Notes 3 and 15)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	26,906	0	0	26,906
- Dividends – Common stock (Note 15)	0	0	0	0	0	0	0	0	(90,770)	(90,770)
- Dividends – Preferred stock (Note 15)	0	0	0	0	0	0	0	0	(15,534)	(15,534)
- Other comprehensive income (loss)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	28,814	0	$ 28,814
- Repurchase of common stock (Note 15) (in shares)	0	0	0	0	0	(4,089,409)				(4,089,409)
- Repurchase of common stock (Note 15)	$ 0	$ 0	$ 0	$ 0	$ 0	$ (52,356)	0	0	0	$ (52,356)
Balance (in shares) at Jun. 30, 2022	4,574,100	3,986,542	3,973,135	1,970,649	125,979,952	(4,089,409)
Balance at Jun. 30, 2022	$ 0	$ 0	$ 0	$ 0	$ 12	$ (52,356)	$ 1,413,542	$ 26,583	$ 480,202	$ 1,867,983